UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2023

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

MarketBeta® is a registered trademark of GSAM.

Goldman Sachs MarketBeta® ETFs

∎	GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) during the six months ended February 28, 2023 (the “Reporting Period”). A fuller review will appear in the Fund’s annual shareholder report covering the 12 months ended August 31, 2023.

Market and Economic Review

•

Overall, U.S. equities rose during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500 Index”) ended the Reporting Period with a return of 1.26%. The Russell 3000® Index generated a return of 1.51%.

•

The market posted muted returns during the Reporting Period amid a backdrop of ongoing Federal Reserve (“Fed”) interest rate hikes to combat inflation, persistent recession worries, supply-chain disruptions, geopolitical tensions given the Russia/Ukraine war, and elevated concerns around China’s zero-COVID policy.

•

As the Reporting Period began in September 2022, the S&P 500 Index decreased primarily based on the noticeable tightening of financial conditions guided by expectations for a more aggressive global interest rate hiking cycle. Indeed, the Fed increased its “raise and hold” messaging as the end of September approached, a policy that received support on the back of higher than consensus expected August core inflation data and a still-tight labor market that showed only moderate signs of cooling off.

•	During the fourth quarter of 2022, the S&P 500 Index solidly increased, breaking its streak of three consecutive quarterly losses, attributable primarily to gains in October and November.

•

Investors continued to witness a variety of contradictory macroeconomic developments, highlighted by a noticeably hawkish Fed, consumer resilience, and economic data supporting the themes of slowing economic growth. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

•

There was a dovish tilt surrounding consensus expectations for a reduction in the pace of monetary policy tightening, which was realized when the Fed announced a 50 basis point interest rate hike in December, following four successive 75 basis point increases. (A basis point is 1/100th of a percentage point.)

•	Positive inflation developments further supported market aspirations for a peak in the Fed tightening cycle, with October and November inflation data coming in lower than anticipated by most.

•	Despite the smaller interest rate hike, the Fed maintained its hawkish tone with its relentless higher-for-longer messaging that continued to be a headwind for the U.S. equities market.

•

Although the third quarter 2022 corporate earnings season provided disappointing results, companies emphasized a strong demand environment even against a backdrop of heightened macroeconomic uncertainty. Companies also focused on cost-cutting measures, as headlines of layoffs remained in the spotlight, especially within the information technology sector.

•

On the geopolitical front, the most constructive takeaways came from China’s zero-COVID pivot and pro-growth focus as well as Europe’s warmer than anticipated weather that helped settle concerns about an energy crisis there.

•

The S&P 500 Index rose in January 2023, rebounding from December 2022’s losses, gaining on a combination of heightened optimism around disinflationary signals, a cooling job market, positive reports about China’s economic reopening, better than consensus forecasted economic circumstances in Europe, improvements in supply-chain conditions and elevated hopes for the termination of the Fed’s tightening cycle. Collectively, these themes provided a strong case for the Fed’s soft landing scenario and the avoidance of a deep recession resulting from interest rate hikes. (A soft landing, in economics, is a cyclical downturn that avoids recession. It typically describes attempts by central banks to raise interest rates just enough to stop an economy from overheating and experiencing high inflation, without causing a significant increase in unemployment, or a hard landing.)

•	However, the S&P 500 Index then fell again in February 2023, giving back a portion of the prior month’s gains.

•

U.S. equities depreciated as the market’s modified Fed interest rate hike expectations and resilient economic data prompted a reduction in the progress of disinflation and heightened traction around several bearish themes. (Bearish refers to an expected downward movement in the prices of securities.)

MARKET REVIEW

•

Early in February, the Fed raised the targeted federal funds rate by another 25 basis points as expected, and its accompanying statement seemed dovish. Still, Fed Chair Powell’s subsequent statement that further rate hikes will be necessary if economic data continues to come in stronger than expected shifted the Fed narrative more hawkish.

•

During the Reporting Period overall, value stocks meaningfully outperformed growth stocks within the large-cap and small-cap segments of the U.S. equity market, though growth stocks outpaced value stocks within the mid-cap segment.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were materials, industrials, energy and financials, while the weakest performing sectors were utilities, consumer discretionary, real estate and communication services.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

FUND BASICS

MarketBeta® U.S. 1000 Equity ETF

as of February 28, 2023

FUND SNAPSHOT

As of February 28, 2023

Market Price[1]	$34.63
Net Asset Value (NAV)[1]	$34.58

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe NYSE Arca, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2022–February 28, 2023	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS United States 1000 Index[3]
Shares	1.39%	1.39%	1.28%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® U.S. 1000 Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS United States 1000 Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

FUND BASICS

TOP 10 HOLDINGS AS OF 2/28/23[4]

Holding	% of Net Assets	Line of Business	Country

Apple, Inc.	6.3%	Information Technology	United States
Microsoft Corp.	4.9	Information Technology	United States
Amazon.com, Inc.	2.3	Consumer Discretionary	United States
Tesla, Inc.	1.5	Consumer Discretionary	United States
NVIDIA Corp.	1.5	Information Technology	United States
Alphabet, Inc., Class A	1.4	Communication Services	United States
Alphabet, Inc., Class C	1.3	Communication Services	United States
Exxon Mobil Corp.	1.2	Energy	United States
UnitedHealth Group, Inc.	1.2	Health Care	United States
JPMorgan Chase & Co.	1.1	Financials	United States

FUND VS BENCHMARK[5]

February 28, 2023

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 28, 2023. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 7.3%
23,936	Activision Blizzard, Inc.	$1,825,120
199,027	Alphabet, Inc., Class A*	17,924,372
175,712	Alphabet, Inc., Class C*	15,866,794
237,967	AT&T, Inc.	4,499,956
2,860	Bumble, Inc., Class A*	69,155
192	Cable One, Inc.	132,597
3,269	Charter Communications, Inc., Class A*	1,201,717
143,250	Comcast Corp., Class A	5,324,602
8,338	DISH Network Corp., Class A*	95,136
9,176	Electronic Arts, Inc.	1,017,985
4,501	Endeavor Group Holdings, Inc., Class A*	100,417
10,048	Fox Corp., Class A	351,881
4,555	Fox Corp., Class B	146,899
8,135	Frontier Communications Parent, Inc.*	222,574
2,602	IAC, Inc.*	135,148
12,864	Interpublic Group of Cos., Inc. (The)	457,186
3,753	Iridium Communications, Inc.*	230,322
533	Liberty Broadband Corp., Class A*	46,227
3,998	Liberty Broadband Corp., Class C*	346,507
785	Liberty Media Corp.-Liberty Formula One, Class A*	47,697
6,453	Liberty Media Corp.-Liberty Formula One, Class C*	437,965
2,530	Liberty Media Corp.-Liberty SiriusXM, Class A*	81,947
5,014	Liberty Media Corp.-Liberty SiriusXM, Class C*	161,551
5,170	Live Nation Entertainment, Inc.*	372,550
34,218	Lumen Technologies, Inc.	116,341
9,290	Match Group, Inc.*	384,792
74,990	Meta Platforms, Inc., Class A*	13,118,751
14,642	Netflix, Inc.*	4,716,627
5,241	New York Times Co. (The), Class A	201,778
12,675	News Corp., Class A	217,376
3,853	News Corp., Class B	66,503
1,200	Nexstar Media Group, Inc.	223,080
6,740	Omnicom Group, Inc.	610,442
305	Paramount Global, Class A(a)	7,497
19,361	Paramount Global, Class B	414,713
19,329	Pinterest, Inc., Class A*	485,351
4,108	Playtika Holding Corp.*	39,437
11,466	ROBLOX Corp., Class A*	420,114
4,056	Roku, Inc.*	262,383
22,472	Sirius XM Holdings, Inc.(a)	98,652
33,406	Snap, Inc., Class A*	339,071
3,974	Spotify Technology SA*	462,176
5,522	Take-Two Interactive Software, Inc.*	604,935
20,724	T-Mobile US, Inc.*	2,946,538
14,756	Trade Desk, Inc. (The), Class A*	825,746
140,332	Verizon Communications, Inc.	5,446,285
60,919	Walt Disney Co. (The)*	6,068,142
73,863	Warner Bros Discovery, Inc.*	1,153,740
3,936	Warner Music Group Corp., Class A	124,220
1,421	World Wrestling Entertainment, Inc., Class A	119,364

Common Stocks – (continued)
Communication Services – (continued)
1,513	Ziff Davis, Inc.*	119,497
9,779	ZoomInfo Technologies, Inc.*	236,358

		90,926,214

Consumer Discretionary – 11.0%
10,761	ADT, Inc.	81,138
1,970	Advance Auto Parts, Inc.	285,571
12,475	Airbnb, Inc., Class A*	1,537,918
297,367	Amazon.com, Inc.*	28,020,892
9,004	Aptiv PLC*	1,046,985
8,507	Aramark	313,058
2,793	Autoliv, Inc. (Sweden)	258,576
1,358	AutoNation, Inc.*	185,381
632	AutoZone, Inc.*	1,571,493
7,423	Bath & Body Works, Inc.	303,378
6,576	Best Buy Co., Inc.	546,531
1,292	Booking Holdings, Inc.*	3,261,008
7,782	BorgWarner, Inc.	391,279
2,409	Boyd Gaming Corp.	156,898
1,908	Bright Horizons Family Solutions, Inc.*	150,427
2,401	Brunswick Corp.	209,895
2,169	Burlington Stores, Inc.*	464,708
6,851	Caesars Entertainment, Inc.*	347,757
4,225	Capri Holdings Ltd.*	209,433
5,260	CarMax, Inc.*	363,150
33,012	Carnival Corp.*	350,587
3,007	Chewy, Inc., Class A*	121,934
919	Chipotle Mexican Grill, Inc.*	1,370,303
1,096	Choice Hotels International, Inc.	129,723
1,114	Churchill Downs, Inc.	273,799
1,080	Columbia Sportswear Co.	94,176
30,162	Coupang, Inc. (South Korea) *	467,813
1,983	Crocs, Inc.*	241,351
4,075	Darden Restaurants, Inc.	582,684
873	Deckers Outdoor Corp.*	363,474
1,914	Dick’s Sporting Goods, Inc.	246,198
128	Dillard’s, Inc., Class A	45,620
7,456	Dollar General Corp.	1,612,733
6,912	Dollar Tree, Inc.*	1,004,175
1,176	Domino’s Pizza, Inc.	345,756
8,772	DoorDash, Inc., Class A*	479,478
10,610	D.R. Horton, Inc.	981,213
12,642	DraftKings, Inc., Class A*	238,428
1,350	Dutch Bros, Inc., Class A*(a)	45,022
18,100	eBay, Inc.	830,790
4,171	Etsy, Inc.*	506,401
5,007	Expedia Group, Inc.*	545,613
1,811	Five Below, Inc.*	369,987
3,319	Floor & Decor Holdings, Inc., Class A*	304,717
131,775	Ford Motor Co.	1,590,524
1,407	Fox Factory Holding Corp.*	165,322
8,673	GameStop Corp., Class A*(a)	166,782
7,726	Gap, Inc. (The)	100,515
5,122	Garmin Ltd.	502,622

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
45,730	General Motors Co.	$1,771,580
7,825	Gentex Corp.	223,404
4,636	Genuine Parts Co.	819,923
5,144	H&R Block, Inc.	189,299
4,437	Harley-Davidson, Inc.	210,979
4,335	Hasbro, Inc.	238,468
8,870	Hilton Worldwide Holdings, Inc.	1,281,804
34,041	Home Depot, Inc. (The)	10,094,518
1,554	Hyatt Hotels Corp., Class A*	180,637
11,036	Las Vegas Sands Corp.*	634,239
1,971	Lear Corp.	275,250
4,327	Leggett & Platt, Inc.	149,238
8,350	Lennar Corp., Class A	807,779
486	Lennar Corp., Class B	39,687
2,910	Levi Strauss & Co., Class A	52,205
3,093	Light & Wonder, Inc.*	193,653
893	Lithia Motors, Inc.	227,876
8,671	LKQ Corp.	496,762
20,109	Lowe’s Cos., Inc.	4,137,427
17,129	Lucid Group, Inc.*(a)	156,388
4,078	Lululemon Athletica, Inc.*	1,260,918
8,950	Macy’s, Inc.	183,117
9,295	Marriott International, Inc., Class A	1,573,086
1,176	Marriott Vacations Worldwide Corp.	179,916
11,780	Mattel, Inc.*	211,922
24,470	McDonald’s Corp.	6,457,878
1,607	MercadoLibre, Inc. (Brazil) *	1,960,540
10,248	MGM Resorts International	440,766
1,771	Mohawk Industries, Inc.*	182,147
696	Murphy USA, Inc.	177,543
12,651	Newell Brands, Inc.	185,843
41,501	NIKE, Inc., Class B	4,929,904
13,956	Norwegian Cruise Line Holdings Ltd.*	206,828
100	NVR, Inc.*	517,362
2,070	O’Reilly Automotive, Inc.*	1,718,307
5,087	Penn Entertainment, Inc.*	155,306
757	Penske Automotive Group, Inc.	109,122
2,780	Planet Fitness, Inc., Class A*	225,319
1,818	Polaris, Inc.	206,797
1,265	Pool Corp.	451,428
7,565	PulteGroup, Inc.	413,579
2,088	PVH Corp.	167,541
1,245	Ralph Lauren Corp.	147,147
595	RH*	177,923
17,288	Rivian Automotive, Inc., Class A*	333,658
11,281	Ross Stores, Inc.	1,247,002
7,312	Royal Caribbean Cruises Ltd.*	516,520
4,957	Service Corp. International	334,746
4,399	Skechers USA, Inc., Class A*	195,799
37,561	Starbucks Corp.	3,834,602
8,011	Tapestry, Inc.	348,559
15,341	Target Corp.	2,584,958
5,559	Tempur Sealy International, Inc.	237,592
89,785	Tesla, Inc.*	18,469,672
2,225	Texas Roadhouse, Inc.	225,927
1,700	Thor Industries, Inc.	154,683

Common Stocks – (continued)
Consumer Discretionary – (continued)
35,992	TJX Cos., Inc. (The)	2,756,987
3,434	Toll Brothers, Inc.	205,834
1,062	TopBuild Corp.*	220,461
3,681	Tractor Supply Co.	858,630
1,674	Ulta Beauty, Inc.*	868,471
6,282	Under Armour, Inc., Class A*	62,380
6,376	Under Armour, Inc., Class C*	56,109
1,334	Vail Resorts, Inc.	311,476
11,641	VF Corp.	288,930
2,522	Wayfair, Inc., Class A*	102,116
5,672	Wendy’s Co. (The)	124,557
1,809	Whirlpool Corp.	249,606
2,197	Williams-Sonoma, Inc.	274,449
2,900	Wyndham Hotels & Resorts, Inc.	223,358
3,197	Wynn Resorts Ltd.*	346,459
13,485	Yum China Holdings, Inc. (China)	791,974
9,406	Yum! Brands, Inc.	1,196,067

		135,626,153

Consumer Staples – 6.3%
4,427	Albertsons Cos., Inc., Class A	88,009
59,829	Altria Group, Inc.	2,777,860
18,244	Archer-Daniels-Midland Co.	1,452,222
4,452	BJ’s Wholesale Club Holdings, Inc.*	319,654
312	Boston Beer Co., Inc. (The), Class A*	101,026
1,630	Brown-Forman Corp., Class A	105,820
10,199	Brown-Forman Corp., Class B	661,609
4,928	Bunge Ltd.	470,624
6,629	Campbell Soup Co.	348,155
1,241	Casey’s General Stores, Inc.	258,066
1,239	Celsius Holdings, Inc.*	112,501
8,136	Church & Dwight Co., Inc.	681,634
4,113	Clorox Co. (The)	639,325
129,608	Coca-Cola Co. (The)	7,712,972
156	Coca-Cola Consolidated, Inc.	86,869
27,857	Colgate-Palmolive Co.	2,041,918
15,941	Conagra Brands, Inc.	580,412
5,519	Constellation Brands, Inc., Class A	1,234,600
14,799	Costco Wholesale Corp.	7,165,380
11,962	Coty, Inc., Class A*	135,171
5,298	Darling Ingredients, Inc.*	335,204
7,101	Estee Lauder Cos., Inc. (The), Class A	1,725,898
6,543	Flowers Foods, Inc.	182,419
19,651	General Mills, Inc.	1,562,451
4,900	Hershey Co. (The)	1,167,768
9,530	Hormel Foods Corp.	422,941
2,110	Ingredion, Inc.	209,734
3,385	J M Smucker Co. (The)	500,608
8,719	Kellogg Co.	574,931
29,365	Keurig Dr Pepper, Inc.	1,014,561
11,262	Kimberly-Clark Corp.	1,408,313
26,028	Kraft Heinz Co. (The)	1,013,530
22,060	Kroger Co. (The)	951,668
4,769	Lamb Weston Holdings, Inc.	479,952
649	Lancaster Colony Corp.	124,595
8,307	McCormick & Co., Inc.	617,376

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
5,877	Molson Coors Beverage Co., Class B	$312,598
45,503	Mondelez International, Inc., Class A	2,965,886
12,363	Monster Beverage Corp.*	1,258,059
2,870	Olaplex Holdings, Inc.*	14,120
45,967	PepsiCo, Inc.	7,976,654
5,124	Performance Food Group Co.*	289,967
51,728	Philip Morris International, Inc.	5,033,134
1,359	Pilgrim’s Pride Corp.*	31,787
1,757	Post Holdings, Inc.*	158,060
79,116	Procter & Gamble Co. (The)	10,883,197
1,811	Reynolds Consumer Products, Inc.	49,694
16,777	Sysco Corp.	1,251,061
9,468	Tyson Foods, Inc., Class A	560,884
6,817	US Foods Holding Corp.*	255,842
23,785	Walgreens Boots Alliance, Inc.	845,081
46,893	Walmart, Inc.	6,664,902

		77,816,702

Energy – 4.8%
10,630	Antero Midstream Corp.	112,040
8,808	Antero Resources Corp.*	230,770
10,708	APA Corp.	410,973
33,288	Baker Hughes Co.	1,018,613
6,603	ChampionX Corp.	201,854
8,243	Cheniere Energy, Inc.	1,296,954
4,267	Chesapeake Energy Corp.	344,816
63,348	Chevron Corp.	10,184,458
1,312	Chord Energy Corp.	176,621
2,430	Civitas Resources, Inc.	170,513
41,582	ConocoPhillips	4,297,500
25,522	Coterra Energy, Inc.	637,284
21,675	Devon Energy Corp.	1,168,716
5,851	Diamondback Energy, Inc.	822,534
3,232	DT Midstream, Inc.	162,246
8,177	EnLink Midstream LLC*	92,073
19,567	EOG Resources, Inc.	2,211,462
11,124	EQT Corp.	369,094
137,094	Exxon Mobil Corp.	15,068,002
27,997	Halliburton Co.	1,014,331
3,133	Helmerich & Payne, Inc.	131,837
9,284	Hess Corp.	1,250,555
1,430	Hess Midstream LP, Class A(a)	39,211
4,976	HF Sinclair Corp.	247,407
65,657	Kinder Morgan, Inc.	1,120,108
5,659	Magnolia Oil & Gas Corp., Class A	123,649
21,159	Marathon Oil Corp.	532,149
15,605	Marathon Petroleum Corp.	1,928,778
3,685	Matador Resources Co.	198,216
4,936	Murphy Oil Corp.	192,603
1,956	New Fortress Energy, Inc.	64,528
3,573	Noble Corp. PLC*	148,958
13,035	NOV, Inc.	285,206
30,290	Occidental Petroleum Corp.	1,773,782
14,840	ONEOK, Inc.	971,278
8,265	Ovintiv, Inc.	353,494
4,209	PBF Energy, Inc., Class A	183,975

Common Stocks – (continued)
Energy – (continued)
3,041	PDC Energy, Inc.	204,082
15,748	Phillips 66	1,615,115
7,546	Pioneer Natural Resources Co.	1,512,294
6,175	Plains GP Holdings LP, Class A*	85,894
7,813	Range Resources Corp.	210,482
47,309	Schlumberger NV	2,517,312
4,034	SM Energy Co.	119,043
36,694	Southwestern Energy Co.*	194,478
7,427	Targa Resources Corp.	550,341
202	Texas Pacific Land Corp.	359,598
12,834	Valero Energy Corp.	1,690,623
2,477	Viper Energy Partners LP	70,917
633	Vitesse Energy, Inc.*	11,008
40,597	Williams Cos., Inc. (The)	1,221,970

		59,899,745

Financials – 11.5%
1,245	Affiliated Managers Group, Inc.	198,465
18,863	Aflac, Inc.	1,285,513
18,946	AGNC Investment Corp. REIT	205,943
8,690	Allstate Corp. (The)	1,119,098
8,909	Ally Financial, Inc.	267,715
18,283	American Express Co.	3,181,059
2,398	American Financial Group, Inc.	321,596
24,781	American International Group, Inc.	1,514,367
3,543	Ameriprise Financial, Inc.	1,214,788
15,587	Annaly Capital Management, Inc. REIT	322,339
6,573	Aon PLC, Class A	1,998,521
12,929	Apollo Global Management, Inc.	916,666
11,943	Arch Capital Group Ltd.*	836,010
5,128	Ares Management Corp., Class A	413,471
6,968	Arthur J Gallagher & Co.	1,305,455
1,746	Assurant, Inc.	222,423
233,574	Bank of America Corp.	8,011,588
24,700	Bank of New York Mellon Corp. (The)	1,256,736
3,813	Bank OZK	175,512
43,328	Berkshire Hathaway, Inc., Class B*	13,222,839
4,645	BlackRock, Inc.	3,202,402
23,211	Blackstone, Inc.	2,107,559
14,863	Blue Owl Capital, Inc.	183,409
835	BOK Financial Corp.	87,408
7,806	Brown & Brown, Inc.	437,682
12,578	Capital One Financial Corp.	1,372,008
8,521	Carlyle Group, Inc. (The)	293,122
3,529	Cboe Global Markets, Inc.	445,254
50,821	Charles Schwab Corp. (The)	3,959,972
12,881	Chubb Ltd.	2,718,149
5,127	Cincinnati Financial Corp.	618,829
64,604	Citigroup, Inc.	3,274,777
16,333	Citizens Financial Group, Inc.	682,066
11,954	CME Group, Inc.	2,215,793
855	CNA Financial Corp.	37,432
4,810	Coinbase Global, Inc., Class A*(a)	311,832
4,343	Comerica, Inc.	304,444

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,818	Commerce Bancshares, Inc.	$252,561
2,606	Corebridge Financial, Inc.	52,693
207	Credit Acceptance Corp.*(a)	91,978
1,968	Cullen/Frost Bankers, Inc.	259,422
9,006	Discover Financial Services	1,008,672
4,674	East West Bancorp, Inc.	356,206
12,318	Equitable Holdings, Inc.	387,032
840	Erie Indemnity Co., Class A	197,728
3,494	Essent Group Ltd.	150,067
1,290	Everest Re Group Ltd.	495,321
1,272	FactSet Research Systems, Inc.	527,308
8,608	Fidelity National Financial, Inc.	343,115
22,784	Fifth Third Bancorp	827,059
3,304	First American Financial Corp.	187,601
346	First Citizens BancShares, Inc., Class A	253,881
4,573	First Financial Bankshares, Inc.	167,738
17,642	First Horizon Corp.	436,992
2,706	First Interstate BancSystem, Inc., Class A	96,171
5,960	First Republic Bank	733,140
9,639	Franklin Resources, Inc.	284,061
3,684	Glacier Bancorp, Inc.	174,548
2,965	Globe Life, Inc.	360,811
11,263	Goldman Sachs Group, Inc. (The)(b)	3,960,634
1,069	Hanover Insurance Group, Inc. (The)	149,104
10,584	Hartford Financial Services Group, Inc. (The)	828,516
1,664	Houlihan Lokey, Inc.	159,245
47,410	Huntington Bancshares, Inc.	726,321
3,302	Interactive Brokers Group, Inc., Class A	284,335
18,486	Intercontinental Exchange, Inc.	1,881,875
14,954	Invesco Ltd.	264,088
4,419	Janus Henderson Group PLC	121,346
5,380	Jefferies Financial Group, Inc.	203,310
96,924	JPMorgan Chase & Co.	13,894,055
31,053	KeyCorp	567,959
729	Kinsale Capital Group, Inc.	232,332
21,612	KKR & Co., Inc.	1,217,836
3,624	Lazard Ltd., Class A	135,393
5,107	Lincoln National Corp.	161,994
6,623	Loews Corp.	404,599
2,579	LPL Financial Holdings, Inc.	643,615
5,677	M&T Bank Corp.	881,581
423	Markel Corp.*	562,531
1,226	MarketAxess Holdings, Inc.	418,618
16,525	Marsh & McLennan Cos., Inc.	2,679,364
19,523	MetLife, Inc.	1,400,385
5,259	Moody’s Corp.	1,525,899
43,234	Morgan Stanley	4,172,081
853	Morningstar, Inc.	176,852
2,590	MSCI, Inc.	1,352,368
11,378	Nasdaq, Inc.	637,851
22,089	New York Community Bancorp, Inc.	196,150
6,655	Northern Trust Corp.	634,022
9,678	Old National Bancorp	171,010

Common Stocks – (continued)
Financials – (continued)
9,392	Old Republic International Corp.	247,667
3,720	OneMain Holdings, Inc.	160,295
2,474	Pinnacle Financial Partners, Inc.	183,299
13,392	PNC Financial Services Group, Inc. (The)	2,114,865
2,383	Popular, Inc. (Puerto Rico)	170,146
1,225	Primerica, Inc.	235,127
8,125	Principal Financial Group, Inc.	727,675
19,497	Progressive Corp. (The)	2,798,209
2,920	Prosperity Bancshares, Inc.	214,591
12,275	Prudential Financial, Inc.	1,227,500
6,486	Raymond James Financial, Inc.	703,472
31,068	Regions Financial Corp.	724,506
2,193	Reinsurance Group of America, Inc.	316,823
1,435	RenaissanceRe Holdings Ltd. (Bermuda)	308,382
15,728	Rithm Capital Corp. REIT	143,125
1,451	RLI Corp.	200,107
20,718	Robinhood Markets, Inc., Class A*	208,630
3,782	Rocket Cos., Inc., Class A(a)	29,727
2,808	Ryan Specialty Holdings, Inc.*	118,273
10,869	S&P Global, Inc.	3,708,503
4,033	SEI Investments Co.	242,988
1,969	Selective Insurance Group, Inc.	199,913
2,066	Signature Bank	237,693
8,274	SLM Corp.	118,980
25,273	SoFi Technologies, Inc.*	166,802
2,492	SouthState Corp.	201,055
9,736	Starwood Property Trust, Inc. REIT	186,542
11,522	State Street Corp.	1,021,771
3,354	Stifel Financial Corp.	224,148
1,954	SVB Financial Group*	562,967
14,973	Synchrony Financial	534,686
4,620	Synovus Financial Corp.	193,162
7,328	T. Rowe Price Group, Inc.	822,788
1,718	TFS Financial Corp.	24,894
2,053	TPG, Inc.	67,790
3,681	Tradeweb Markets, Inc., Class A	260,946
7,798	Travelers Cos., Inc. (The)	1,443,566
44,057	Truist Financial Corp.	2,068,476
4,402	United Bankshares, Inc.	179,470
5,808	Unum Group	258,746
44,765	US Bancorp	2,136,633
2,725	UWM Holdings Corp.(a)	11,609
14,270	Valley National Bancorp	165,247
3,166	Virtu Financial, Inc., Class A	58,191
3,216	Voya Financial, Inc.	239,560
6,685	W R Berkley Corp.	442,480
5,750	Webster Financial Corp.	305,440
127,224	Wells Fargo & Co.	5,950,266
3,547	Western Alliance Bancorp	263,329
3,587	Willis Towers Watson PLC	840,649
2,002	Wintrust Financial Corp.	184,444
4,924	Zions Bancorp NA	249,253

		142,937,022

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – 14.1%
2,956	10X Genomics, Inc., Class A*	$140,469
57,851	Abbott Laboratories	5,884,604
59,040	AbbVie, Inc.	9,086,256
2,985	Acadia Healthcare Co., Inc.*	216,442
9,861	Agilent Technologies, Inc.	1,399,966
7,092	agilon health, Inc.*	150,421
2,444	Align Technology, Inc.*	756,418
4,092	Alnylam Pharmaceuticals, Inc.*	783,413
5,714	AmerisourceBergen Corp.	888,870
17,799	Amgen, Inc.	4,123,316
3,129	Apellis Pharmaceuticals, Inc.*	204,887
3,363	Arrowhead Pharmaceuticals, Inc.*	108,625
21,556	Avantor, Inc.*	525,320
2,258	Azenta, Inc.*	99,104
1,304	Bausch + Lomb Corp.*(a)	22,742
16,811	Baxter International, Inc.	671,599
9,486	Becton Dickinson and Co.	2,224,941
4,781	Biogen, Inc.*	1,290,201
6,169	BioMarin Pharmaceutical, Inc.*	614,371
709	Bio-Rad Laboratories, Inc., Class A*	338,789
5,205	Bio-Techne Corp.	378,091
47,755	Boston Scientific Corp.*	2,231,114
71,011	Bristol-Myers Squibb Co.	4,896,919
3,362	Bruker Corp.	231,709
8,712	Cardinal Health, Inc.	659,585
5,693	Catalent, Inc.*	388,376
18,742	Centene Corp.*	1,281,953
1,681	Charles River Laboratories International, Inc.*	368,711
487	Chemed Corp.	254,009
10,180	Cigna Group (The)	2,973,578
1,641	Cooper Cos., Inc. (The)	536,558
43,788	CVS Health Corp.	3,658,049
22,133	Danaher Corp.	5,478,581
1,705	DaVita, Inc.*	140,253
7,116	DENTSPLY SIRONA, Inc.	270,906
12,824	Dexcom, Inc.*	1,423,592
3,082	Doximity, Inc., Class A*	103,648
20,486	Edwards Lifesciences Corp.*	1,647,894
15,776	Elanco Animal Health, Inc.*	180,951
7,959	Elevance Health, Inc.	3,738,103
29,367	Eli Lilly & Co.	9,139,598
3,256	Encompass Health Corp.	184,029
1,754	Ensign Group, Inc. (The)	156,948
5,422	Envista Holdings Corp.*	209,614
5,884	Exact Sciences Corp.*	366,750
10,537	Exelixis, Inc.*	179,972
12,097	GE HealthCare Technologies, Inc.*	919,372
41,896	Gilead Sciences, Inc.	3,373,885
2,560	Globus Medical, Inc., Class A*	149,350
4,472	Halozyme Therapeutics, Inc.*	214,611
7,033	HCA Healthcare, Inc.	1,712,184
2,766	HealthEquity, Inc.*	180,260
4,464	Henry Schein, Inc.*	349,576
8,112	Hologic, Inc.*	646,040
7,517	Horizon Therapeutics PLC*	823,036

Common Stocks – (continued)
Health Care – (continued)
4,179	Humana, Inc.	2,068,689
2,740	IDEXX Laboratories, Inc.*	1,296,678
5,244	Illumina, Inc.*	1,044,605
6,148	Incyte Corp.*	473,273
949	Inspire Medical Systems, Inc.*	246,674
2,309	Insulet Corp.*	638,115
2,425	Integra LifeSciences Holdings Corp.*	134,878
2,673	Intellia Therapeutics, Inc.*	107,374
2,889	Intra-Cellular Therapies, Inc.*	141,648
11,757	Intuitive Surgical, Inc.*	2,696,938
4,559	Ionis Pharmaceuticals, Inc.*	163,668
6,056	IQVIA Holdings, Inc.*	1,262,494
2,042	Jazz Pharmaceuticals PLC*	286,697
87,307	Johnson & Johnson	13,380,671
923	Karuna Therapeutics, Inc.*	184,065
2,955	Laboratory Corp. of America Holdings	707,309
2,245	Lantheus Holdings, Inc.*	166,040
3,642	Maravai LifeSciences Holdings, Inc., Class A*	53,719
1,633	Masimo Corp.*	273,217
4,627	McKesson Corp.	1,618,571
794	Medpace Holdings, Inc.*	153,941
44,413	Medtronic PLC	3,677,396
84,382	Merck & Co., Inc.	8,964,744
735	Mettler-Toledo International, Inc.*	1,053,777
11,168	Moderna, Inc.*	1,550,230
1,934	Molina Healthcare, Inc.*	532,488
3,381	Natera, Inc.*	164,148
3,177	Neurocrine Biosciences, Inc.*	327,549
3,460	Novocure Ltd.*	266,316
4,264	Oak Street Health, Inc.*	150,946
5,176	Option Care Health, Inc.*	158,748
8,496	Organon & Co.	208,067
1,199	Penumbra, Inc.*	311,728
4,208	PerkinElmer, Inc.	524,191
4,479	Perrigo Co. PLC	168,813
187,443	Pfizer, Inc.	7,604,562
7,560	QIAGEN NV*	347,382
3,777	Quest Diagnostics, Inc.	522,586
1,618	QuidelOrtho Corp.*	140,669
5,110	R1 RCM, Inc.*	72,562
3,483	Regeneron Pharmaceuticals, Inc.*	2,648,543
1,844	Repligen Corp.*	321,538
4,849	ResMed, Inc.	1,032,837
10,979	Roivant Sciences Ltd.*	88,820
12,469	Royalty Pharma PLC, Class A	447,014
2,797	Sarepta Therapeutics, Inc.*	341,598
4,583	Seagen, Inc.*	823,519
1,187	Shockwave Medical, Inc.*	225,815
2,427	Signify Health, Inc., Class A*	69,873
3,326	STERIS PLC	625,388
11,116	Stryker Corp.	2,922,174
3,413	Syneos Health, Inc.*	137,271
4,885	Teladoc Health, Inc.*	129,404
1,564	Teleflex, Inc.	372,592
3,554	Tenet Healthcare Corp.*	208,016

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
13,088	Thermo Fisher Scientific, Inc.	$7,090,555
1,498	United Therapeutics Corp.*	368,568
31,121	UnitedHealth Group, Inc.	14,811,729
2,045	Universal Health Services, Inc., Class B	273,151
4,673	Veeva Systems, Inc., Class A*	774,129
8,562	Vertex Pharmaceuticals, Inc.*	2,485,463
40,418	Viatris, Inc.	460,765
1,978	Waters Corp.*	614,940
2,461	West Pharmaceutical Services, Inc.	780,211
7,006	Zimmer Biomet Holdings, Inc.	867,833
15,566	Zoetis, Inc.	2,599,522

		174,345,993

Industrials – 9.3%
18,458	3M Co.	1,988,665
4,208	A O Smith Corp.	276,171
1,067	Acuity Brands, Inc.	206,955
2,519	Advanced Drainage Systems, Inc.	223,511
4,614	AECOM	398,465
2,064	AGCO Corp.	290,632
3,446	Air Lease Corp.	149,143
4,222	Alaska Air Group, Inc.*	201,938
2,919	Allegion PLC	329,000
21,424	American Airlines Group, Inc.*	342,356
7,632	AMETEK, Inc.	1,080,386
1,611	ASGN, Inc.*	143,057
729	Avis Budget Group, Inc.*	160,132
2,249	Axon Enterprise, Inc.*	450,497
19,894	Boeing Co. (The)*	4,009,636
4,337	Booz Allen Hamilton Holding Corp.	410,844
4,822	Builders FirstSource, Inc.*	408,809
3,036	BWX Technologies, Inc.	185,530
776	CACI International, Inc., Class A*	227,368
1,713	Carlisle Cos., Inc.	442,331
27,898	Carrier Global Corp.	1,256,247
17,371	Caterpillar, Inc.	4,161,223
3,852	C.H. Robinson Worldwide, Inc.	385,046
9,256	ChargePoint Holdings, Inc.*(a)	105,148
1,219	Chart Industries, Inc.*	162,736
2,872	Cintas Corp.	1,259,286
14,630	Clarivate PLC*	148,202
1,681	Clean Harbors, Inc.*	222,010
14,311	Copart, Inc.*	1,008,353
2,400	Core & Main, Inc., Class A*	55,944
13,448	CoStar Group, Inc.*	950,236
1,570	Crane Holdings Co.	188,055
70,069	CSX Corp.	2,136,404
4,694	Cummins, Inc.	1,141,018
1,274	Curtiss-Wright Corp.	222,682
9,159	Deere & Co.	3,839,819
21,359	Delta Air Lines, Inc.*	818,904
4,025	Donaldson Co., Inc.	254,581
4,668	Dover Corp.	699,733
8,719	Dun & Bradstreet Holdings, Inc.	104,715
13,237	Eaton Corp. PLC	2,315,548
1,566	EMCOR Group, Inc.	261,867

Common Stocks – (continued)
Industrials – (continued)
19,703	Emerson Electric Co.	1,629,635
4,074	Equifax, Inc.	825,107
4,008	Evoqua Water Technologies Corp.*	194,628
5,290	Expeditors International of Washington, Inc.	553,122
1,670	Exponent, Inc.	171,843
19,108	Fastenal Co.	985,208
7,765	FedEx Corp.	1,578,003
11,634	Fortive Corp.	775,522
4,258	Fortune Brands Innovations, Inc.	263,783
1,122	FTI Consulting, Inc.*	206,123
2,084	Generac Holdings, Inc.*	250,101
8,041	General Dynamics Corp.	1,832,624
36,160	General Electric Co.	3,063,114
5,507	Graco, Inc.	382,957
3,898	GXO Logistics, Inc.*	193,224
1,408	HEICO Corp.	233,123
2,471	HEICO Corp., Class A	321,601
4,962	Hertz Global Holdings, Inc.*	91,847
2,798	Hexcel Corp.	204,114
22,408	Honeywell International, Inc.	4,290,684
12,503	Howmet Aerospace, Inc.	527,377
1,786	Hubbell, Inc.	449,250
1,308	Huntington Ingalls Industries, Inc.	281,482
4,445	IAA, Inc.*	181,845
2,514	IDEX Corp.	565,600
9,008	Illinois Tool Works, Inc.	2,100,305
13,511	Ingersoll Rand, Inc.	784,584
2,747	ITT, Inc.	249,675
4,182	Jacobs Solutions, Inc.	499,749
2,742	J.B. Hunt Transport Services, Inc.	495,726
22,866	Johnson Controls International PLC	1,434,156
4,534	KBR, Inc.	249,869
5,020	Knight-Swift Transportation Holdings, Inc.	285,337
6,337	L3Harris Technologies, Inc.	1,338,311
1,189	Landstar System, Inc.	214,959
4,520	Leidos Holdings, Inc.	438,756
1,068	Lennox International, Inc.	272,158
1,903	Lincoln Electric Holdings, Inc.	319,571
8,753	Lockheed Martin Corp.	4,151,198
10,331	Lyft, Inc., Class A*	103,310
1,675	ManpowerGroup, Inc.	142,174
7,504	Masco Corp.	393,435
2,045	MasTec, Inc.*	199,837
6,728	MDU Resources Group, Inc.	214,287
1,780	Middleby Corp. (The)*	276,772
1,238	MSA Safety, Inc.	166,325
1,521	MSC Industrial Direct Co., Inc., Class A	128,555
1,702	Nordson Corp.	373,827
7,730	Norfolk Southern Corp.	1,737,859
4,627	Northrop Grumman Corp.	2,147,437
5,533	nVent Electric PLC	253,633
3,335	Old Dominion Freight Line, Inc.	1,131,432
2,165	Oshkosh Corp.	193,096

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13,918	Otis Worldwide Corp.	$1,177,741
3,102	Owens Corning	303,345
15,891	PACCAR, Inc.	1,147,330
4,270	Parker-Hannifin Corp.	1,502,399
5,466	Pentair PLC	305,768
19,169	Plug Power, Inc.*	285,043
4,714	Quanta Services, Inc.	760,840
49,099	Raytheon Technologies Corp.	4,816,121
953	RBC Bearings, Inc.*	219,009
2,200	Regal Rexnord Corp.	346,808
6,881	Republic Services, Inc.	887,167
3,527	Robert Half International, Inc.	284,347
3,827	Rockwell Automation, Inc.	1,128,697
8,620	Rollins, Inc.	303,424
882	Saia, Inc.*	238,907
1,807	Science Applications International Corp.	192,698
5,078	Sensata Technologies Holding PLC	256,845
1,486	SiteOne Landscape Supply, Inc.*	220,433
1,746	Snap-on, Inc.	434,195
19,764	Southwest Airlines Co.	663,675
5,079	Stanley Black & Decker, Inc.	434,813
3,037	Stericycle, Inc.*	144,804
6,905	Sunrun, Inc.*	165,996
1,753	Tetra Tech, Inc.	239,968
6,939	Textron, Inc.	503,286
2,170	Timken Co. (The)	185,427
3,449	Toro Co. (The)	380,908
7,658	Trane Technologies PLC	1,416,500
1,736	TransDigm Group, Inc.	1,291,358
6,413	TransUnion	419,603
3,649	Trex Co., Inc.*	186,573
1,228	TriNet Group, Inc.*	101,764
63,949	Uber Technologies, Inc.*	2,126,944
1,985	UFP Industries, Inc.	169,777
298	U-Haul Holding Co.	19,135
3,347	U-Haul Holding Co.	186,194
20,500	Union Pacific Corp.	4,249,240
10,886	United Airlines Holdings, Inc.*	565,637
24,381	United Parcel Service, Inc., Class B	4,449,289
2,303	United Rentals, Inc.	1,079,025
5,403	Univar Solutions, Inc.*	187,754
696	Valmont Industries, Inc.	220,862
5,177	Verisk Analytics, Inc.	885,836
10,270	Vertiv Holdings Co.	166,888
13,694	Waste Management, Inc.	2,050,813
1,103	Watsco, Inc.	336,095
1,681	WESCO International, Inc.*	278,340
5,819	Westinghouse Air Brake Technologies Corp.	607,096
6,813	WillScot Mobile Mini Holdings Corp.*	350,188
1,975	Woodward, Inc.	195,525
1,504	W.W. Grainger, Inc.	1,005,319
3,724	XPO, Inc.*	124,233
6,002	Xylem, Inc.	616,105

		114,787,520

Common Stocks – (continued)
Information Technology – 26.8%
21,986	Accenture PLC, Class A	5,838,382
15,500	Adobe, Inc.*	5,021,225
53,604	Advanced Micro Devices, Inc.*	4,212,202
5,164	Akamai Technologies, Inc.*	374,906
2,152	Allegro MicroSystems, Inc. (Japan) *	93,999
4,038	Amdocs Ltd.	369,921
3,121	Amkor Technology, Inc.	80,397
19,775	Amphenol Corp., Class A	1,532,958
16,962	Analog Devices, Inc.	3,112,018
2,895	ANSYS, Inc.*	878,951
531,175	Apple, Inc.	78,300,507
28,065	Applied Materials, Inc.	3,259,750
3,907	AppLovin Corp., Class A*	52,745
7,870	Arista Networks, Inc.*	1,091,569
2,042	Arrow Electronics, Inc.*	240,936
972	Aspen Technology, Inc.*	206,074
4,913	Atlassian Corp., Class A*	807,353
7,197	Autodesk, Inc.*	1,429,972
13,842	Automatic Data Processing, Inc.	3,042,748
7,192	Bentley Systems, Inc., Class B	290,988
3,355	BILL Holdings, Inc.*	283,934
5,040	Black Knight, Inc.*	300,384
1,833	Blackline, Inc.*	125,304
17,847	Block, Inc.*	1,369,400
13,650	Broadcom, Inc.	8,112,059
3,900	Broadridge Financial Solutions, Inc.	549,042
9,072	Cadence Design Systems, Inc.*	1,750,352
5,438	CCC Intelligent Solutions Holdings, Inc.*	48,724
4,515	CDW Corp.	913,926
4,833	Ceridian HCM Holding, Inc.*	352,471
4,891	Ciena Corp.*	235,844
125,459	Cisco Systems, Inc.	6,074,725
8,839	Cloudflare, Inc., Class A*	530,428
5,575	Cognex Corp.	264,367
17,156	Cognizant Technology Solutions Corp., Class A	1,074,480
3,945	Coherent Corp.*	170,148
1,284	Concentrix Corp.	175,703
4,204	Confluent, Inc., Class A*	102,536
25,514	Corning, Inc.	866,200
7,153	Crowdstrike Holdings, Inc., Class A*	863,296
8,919	Datadog, Inc., Class A*	682,482
7,784	Dell Technologies, Inc., Class C	316,342
2,992	Dlocal Ltd. (Uruguay) *	44,700
6,609	DocuSign, Inc.*	405,462
1,962	Dolby Laboratories, Inc., Class A	161,433
8,954	Dropbox, Inc., Class A*	182,662
7,630	DXC Technology Co.*	211,656
6,715	Dynatrace, Inc.*	285,589
2,581	Elastic NV*	152,331
4,445	Enphase Energy, Inc.*	935,806
4,948	Entegris, Inc.	421,718
1,862	EPAM Systems, Inc.*	572,844
1,567	Euronet Worldwide, Inc.*	170,568
1,065	ExlService Holdings, Inc.*	175,203

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,006	F5, Inc.*	$286,818
813	Fair Isaac Corp.*	550,718
19,641	Fidelity National Information Services, Inc.	1,244,650
3,378	First Solar, Inc.*	571,355
19,579	Fiserv, Inc.*	2,253,347
2,313	Five9, Inc.*	152,658
2,389	FleetCor Technologies, Inc.*	513,133
14,996	Flex Ltd.*	341,309
22,063	Fortinet, Inc.*	1,311,425
2,566	Gartner, Inc.*	841,160
19,051	Gen Digital, Inc.	371,685
6,066	Genpact Ltd.	289,530
2,598	Gitlab, Inc., Class A*	114,416
8,952	Global Payments, Inc.	1,004,414
2,501	GLOBALFOUNDRIES, Inc.*	163,415
1,378	Globant SA*	227,480
5,197	GoDaddy, Inc., Class A*	393,465
2,715	Guidewire Software, Inc.*	190,620
2,338	HashiCorp, Inc., Class A*	68,270
42,668	Hewlett Packard Enterprise Co.	666,047
32,762	HP, Inc.	967,134
1,544	HubSpot, Inc.*	597,312
3,702	Informatica, Inc., Class A*	63,860
137,866	Intel Corp.	3,436,999
30,187	International Business Machines Corp.	3,903,179
9,128	Intuit, Inc.	3,716,739
1,011	IPG Photonics Corp.*	124,596
4,312	Jabil, Inc.	358,025
2,423	Jack Henry & Associates, Inc.	397,954
10,713	Juniper Networks, Inc.	329,746
5,931	Keysight Technologies, Inc.*	948,723
4,718	KLA Corp.	1,789,915
4,544	Lam Research Corp.	2,208,429
4,522	Lattice Semiconductor Corp.*	384,189
813	Littelfuse, Inc.	210,348
2,210	Lumentum Holdings, Inc.*	118,920
2,059	Manhattan Associates, Inc.*	295,981
16,364	Marqeta, Inc., Class A*	94,911
28,385	Marvell Technology, Inc.	1,281,583
28,259	Mastercard, Inc., Class A	10,040,140
2,009	Maximus, Inc.	164,899
18,012	Microchip Technology, Inc.	1,459,512
36,361	Micron Technology, Inc.	2,102,393
245,382	Microsoft Corp.	61,203,178
2,209	MKS Instruments, Inc.	214,118
552	Monday.com Ltd.*	85,405
2,229	MongoDB, Inc.*	467,020
1,495	Monolithic Power Systems, Inc.	724,014
5,566	Motorola Solutions, Inc.	1,462,800
4,327	National Instruments Corp.	218,557
7,183	NetApp, Inc.	463,663
1,159	Novanta, Inc.*	181,859
7,634	Nutanix, Inc., Class A*	215,661
78,799	NVIDIA Corp.	18,293,976
4,975	Okta, Inc.*	354,668

Common Stocks – (continued)
Information Technology – (continued)
14,377	ON Semiconductor Corp.*	1,112,924
51,593	Oracle Corp.	4,509,228
57,377	Palantir Technologies, Inc., Class A*	449,836
9,914	Palo Alto Networks, Inc.*	1,867,500
10,761	Paychex, Inc.	1,188,014
1,701	Paycom Software, Inc.*	491,691
2,073	Paycor HCM, Inc.*	51,348
1,368	Paylocity Holding Corp.*	263,490
37,997	PayPal Holdings, Inc.*	2,796,579
2,390	Procore Technologies, Inc.*	160,106
3,624	PTC, Inc.*	454,196
9,457	Pure Storage, Inc., Class A*	269,903
3,365	Qorvo, Inc.*	339,495
37,406	QUALCOMM, Inc.	4,620,763
3,509	Qualtrics International, Inc., Class A*	59,372
1,135	Qualys, Inc.*	134,100
2,816	RingCentral, Inc., Class A*	93,041
3,528	Roper Technologies, Inc.	1,517,746
32,374	Salesforce, Inc.*	5,296,710
3,704	Samsara, Inc., Class A*	61,709
6,409	Seagate Technology Holdings PLC	413,765
7,011	SentinelOne, Inc., Class A*	112,106
6,749	ServiceNow, Inc.*	2,916,715
1,083	Silicon Laboratories, Inc.*	193,348
5,331	Skyworks Solutions, Inc.	594,780
4,257	Smartsheet, Inc., Class A*	187,393
9,104	Snowflake, Inc., Class A*	1,405,476
1,850	SolarEdge Technologies, Inc.*	588,152
5,434	Splunk, Inc.*	556,985
7,339	SS&C Technologies Holdings, Inc.	430,799
1,312	Synaptics, Inc.*	154,304
5,063	Synopsys, Inc.*	1,841,717
1,400	TD SYNNEX Corp.	135,128
10,581	TE Connectivity Ltd.	1,347,173
1,544	Teledyne Technologies, Inc.*	664,028
3,688	Tenable Holdings, Inc.*	163,120
5,185	Teradyne, Inc.	524,411
30,295	Texas Instruments, Inc.	5,194,078
2,952	Thoughtworks Holding, Inc.*	21,727
10,181	Toast, Inc., Class A*	192,625
8,200	Trimble, Inc.*	426,892
5,771	Twilio, Inc., Class A*	387,869
1,373	Tyler Technologies, Inc.*	441,076
138	Ubiquiti, Inc.	37,025
10,376	UiPath, Inc., Class A*	153,980
10,089	Unity Software, Inc.*	307,109
1,458	Universal Display Corp.	198,069
3,071	VeriSign, Inc.*	604,465
54,100	Visa, Inc., Class A	11,898,754
7,582	VMware, Inc., Class A*	835,006
10,535	Western Digital Corp.*	405,387
12,779	Western Union Co. (The)	165,616
1,429	WEX, Inc.*	275,526
4,119	Wolfspeed, Inc.*	304,724
6,671	Workday, Inc., Class A*	1,237,270
1,716	Zebra Technologies Corp., Class A*	515,229

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,174	Zoom Video Communications, Inc., Class A*	$535,109
2,869	Zscaler, Inc.*	376,269

		332,036,997

Materials – 2.9%
7,391	Air Products and Chemicals, Inc.	2,113,678
3,908	Albemarle Corp.	993,844
5,862	Alcoa Corp.	286,886
49,640	Amcor PLC	552,990
2,167	AptarGroup, Inc.	252,932
1,659	Ashland, Inc.	168,853
2,689	Avery Dennison Corp.	489,909
7,352	Axalta Coating Systems Ltd.*	219,090
10,409	Ball Corp.	585,090
4,112	Berry Global Group, Inc.	255,355
3,286	Celanese Corp.	381,932
6,528	CF Industries Holdings, Inc.	560,690
16,928	Cleveland-Cliffs, Inc.*	361,074
3,868	Commercial Metals Co.	200,169
23,651	Corteva, Inc.	1,473,221
3,937	Crown Holdings, Inc.	340,590
23,471	Dow, Inc.	1,342,541
15,209	DuPont de Nemours, Inc.	1,110,713
1,213	Eagle Materials, Inc.	170,208
3,989	Eastman Chemical Co.	339,863
8,431	Ecolab, Inc.	1,343,648
4,188	FMC Corp.	540,880
47,534	Freeport-McMoRan, Inc.	1,947,468
10,156	Graphic Packaging Holding Co.	241,713
5,858	Huntsman Corp.	171,874
8,513	International Flavors & Fragrances, Inc.	793,412
11,840	International Paper Co.	430,858
16,371	Linde PLC (United Kingdom)	5,703,165
5,947	Livent Corp.*	139,457
2,160	Louisiana-Pacific Corp.	126,382
8,604	LyondellBasell Industries NV, Class A	825,898
2,062	Martin Marietta Materials, Inc.	742,052
11,344	Mosaic Co. (The)	603,387
3,440	MP Materials Corp.*	120,400
26,490	Newmont Corp.	1,155,229
8,517	Nucor Corp.	1,426,086
4,557	Olin Corp.	263,167
3,041	Packaging Corp. of America	415,766
7,841	PPG Industries, Inc.	1,035,482
1,942	Reliance Steel & Aluminum Co.	481,305
2,187	Royal Gold, Inc.	259,794
4,256	RPM International, Inc.	377,209
4,798	Sealed Air Corp.	233,279
7,938	Sherwin-Williams Co. (The)	1,757,076
2,779	Silgan Holdings, Inc.	148,399
3,242	Sonoco Products Co.	191,473
2,848	Southern Copper Corp. (Mexico)	209,869
5,519	Steel Dynamics, Inc.	696,001
6,935	United States Steel Corp.	212,419
5,810	Valvoline, Inc.	204,512

Common Stocks – (continued)
Materials – (continued)
4,328	Vulcan Materials Co.	782,978
1,066	Westlake Corp.	127,003
8,391	Westrock Co.	263,477

		36,170,746

Real Estate – 3.0%
2,913	Agree Realty Corp. REIT	206,182
5,435	Alexandria Real Estate Equities, Inc. REIT	814,054
9,577	American Homes 4 Rent, Class A REIT	297,079
15,520	American Tower Corp. REIT	3,073,115
8,988	Americold Realty Trust, Inc. REIT	264,247
5,000	Apartment Income REIT Corp. REIT	189,000
4,575	AvalonBay Communities, Inc. REIT	789,279
4,771	Boston Properties, Inc. REIT	312,405
9,962	Brixmor Property Group, Inc. REIT	225,540
3,525	Camden Property Trust REIT	404,529
10,131	CBRE Group, Inc., Class A*	862,553
5,033	Cousins Properties, Inc. REIT	123,258
14,407	Crown Castle, Inc. REIT	1,883,715
7,459	CubeSmart REIT	350,498
9,599	Digital Realty Trust, Inc. REIT	1,000,504
5,674	Douglas Emmett, Inc. REIT	80,174
1,435	EastGroup Properties, Inc. REIT	234,293
3,083	Equinix, Inc. REIT	2,121,936
5,686	Equity LifeStyle Properties, Inc. REIT	389,548
12,242	Equity Residential REIT	765,370
2,148	Essex Property Trust, Inc. REIT	489,873
4,407	Extra Space Storage, Inc. REIT	725,613
2,681	Federal Realty Investment Trust REIT	286,277
4,398	First Industrial Realty Trust, Inc. REIT	231,995
8,224	Gaming and Leisure Properties, Inc. REIT	443,109
12,636	Healthcare Realty Trust, Inc. REIT	246,402
17,905	Healthpeak Properties, Inc. REIT	430,794
3,465	Highwoods Properties, Inc. REIT	91,823
23,623	Host Hotels & Resorts, Inc. REIT	396,866
20,382	Invitation Homes, Inc. REIT	637,141
9,633	Iron Mountain, Inc. REIT	508,141
1,559	Jones Lang LaSalle, Inc.*	271,983
3,854	Kilroy Realty Corp. REIT	138,821
20,212	Kimco Realty Corp. REIT	416,569
2,891	Lamar Advertising Co., Class A REIT	302,283
2,820	Life Storage, Inc. REIT	339,866
7,128	Macerich Co. (The) REIT	85,180
19,724	Medical Properties Trust, Inc. REIT	203,157
3,834	Mid-America Apartment Communities, Inc. REIT	613,823
5,923	National Retail Properties, Inc. REIT	268,430
2,807	National Storage Affiliates Trust REIT	118,736
7,797	Omega Healthcare Investors, Inc. REIT	208,882
30,767	Prologis, Inc. REIT	3,796,648
5,087	Public Storage REIT	1,520,759
4,851	Rayonier, Inc. REIT	162,897
20,898	Realty Income Corp. REIT	1,336,427
5,669	Regency Centers Corp. REIT	356,580

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6,127	Rexford Industrial Realty, Inc. REIT	$370,438
3,571	SBA Communications Corp. REIT	926,139
10,841	Simon Property Group, Inc. REIT	1,323,578
4,641	Spirit Realty Capital, Inc. REIT	191,116
5,981	STAG Industrial, Inc. REIT	201,201
4,067	Sun Communities, Inc. REIT	582,150
10,816	UDR, Inc. REIT	463,358
13,291	Ventas, Inc. REIT	646,607
32,134	VICI Properties, Inc. REIT	1,077,453
5,898	Vornado Realty Trust REIT	116,663
15,782	Welltower, Inc. REIT	1,169,762
24,525	Weyerhaeuser Co. REIT	766,406
6,851	W.P. Carey, Inc. REIT	556,027
1,352	Zillow Group, Inc., Class A*	55,905
5,316	Zillow Group, Inc., Class C*	223,272

		37,686,429

Utilities – 2.7%
21,861	AES Corp. (The)	539,530
8,375	Alliant Energy Corp.	429,386
8,588	Ameren Corp.	710,313
17,156	American Electric Power Co., Inc.	1,509,213
6,063	American Water Works Co., Inc.	851,124
4,692	Atmos Energy Corp.	529,305
2,365	Avangrid, Inc.	92,306
4,258	Brookfield Renewable Corp., Class A	118,585
20,968	CenterPoint Energy, Inc.	583,330
1,154	Clearway Energy, Inc., Class A	34,285
2,718	Clearway Energy, Inc., Class C	85,372
9,659	CMS Energy Corp.	569,591
11,844	Consolidated Edison, Inc.	1,058,261
10,923	Constellation Energy Corp.	818,023
27,801	Dominion Energy, Inc.	1,546,292
6,819	DTE Energy Co.	748,113
25,698	Duke Energy Corp.	2,422,293
12,753	Edison International	844,376
6,773	Entergy Corp.	696,739
7,907	Essential Utilities, Inc.	338,261
7,564	Evergy, Inc.	444,839
11,524	Eversource Energy	868,449
32,864	Exelon Corp.	1,327,377
18,133	FirstEnergy Corp.	716,979
1,678	IDACORP, Inc.	173,505
3,007	National Fuel Gas Co.	172,241
2,879	NextEra Energy Partners LP	190,763
66,263	NextEra Energy, Inc.	4,706,661
13,514	NiSource, Inc.	370,689
7,621	NRG Energy, Inc.	249,893
6,670	OGE Energy Corp.	238,252
58,028	PG&E Corp.*	906,397
3,770	Pinnacle West Capital Corp.	277,774
23,904	PPL Corp.	647,081
16,644	Public Service Enterprise Group, Inc.	1,005,797
10,502	Sempra Energy	1,574,880
36,021	Southern Co. (The)	2,271,484
2,158	Southwest Gas Holdings, Inc.	135,976

Common Stocks – (continued)
Utilities – (continued)
6,968	UGI Corp.	259,419
13,217	Vistra Corp.	290,642
10,528	WEC Energy Group, Inc.	933,412
18,251	Xcel Energy, Inc.	1,178,467

		33,465,675

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $465,021,943)		$1,235,699,196

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,002,540	4.475%	$1,002,540
(Cost $1,002,540)

TOTAL INVESTMENTS – 99.8%
(Cost $466,024,483)		$1,236,701,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,504,853

NET ASSETS – 100.0%		$1,239,206,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement of Assets and Liabilities

February 28, 2023 (Unaudited)

MarketBeta® U.S. 1000 Equity ETF
Assets:

Investments in unaffiliated issuers, at value (cost $463,849,129)(a)	$1,231,738,562

Investments in affiliated issuers, at value (cost $1,172,814)	3,960,634

Investments in securities lending reinvestment vehicle, at value which equals cost	1,002,540

Cash	1,734,963

Receivables:

Dividends	1,868,968

Securities lending income	5,306

Foreign tax reclaims	5,305

Total assets	1,240,316,278

Liabilities:

Payables:

Upon return of securities loaned	1,002,540

Management fees	107,149

Total liabilities	1,109,689

Net Assets:

Paid-in capital	463,515,994

Total distributable earnings	775,690,595

NET ASSETS	$1,239,206,589
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	35,837,538

Net asset value per share:	$34.58

(a)	Includes loaned securities having a market value of $1,006,594.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

MarketBeta® U.S. 1000 Equity ETF
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $4,618)	$10,034,170

Dividends — affiliated issuers	28,375

Securities lending income — unaffiliated issuer	14,156

Total investment income	10,076,701

Expenses:

Management fees	644,960

Trustee fees	22,351

Total expenses	667,311

NET INVESTMENT INCOME	9,409,390

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(6,146,021)

Investments — affiliated issuers	(15,272)

In-kind redemptions — unaffiliated issuers	8,543,938

In-kind redemptions — affiliated issuers	29,882

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	4,284,299

Investments — affiliated issuers	186,390

Net realized and unrealized gain	6,883,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,292,606

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statements of Changes in Net Assets

	MarketBeta® U.S. 1000 Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)	For the Period April 5, 2022* to August 31, 2022
From operations:
Net investment income	$9,409,390	$7,622,092
Net realized gain	2,412,527	229,649,854
Net change in unrealized gain	4,470,689	766,206,564
Net increase in net assets resulting from operations	16,292,606	1,003,478,510

Distributions to shareholders:
From distributable earnings	(13,139,475)	(4,149,270)

From share transactions:
Proceeds from sales of shares	18,571,257	492,848,852

Cost of shares redeemed	(18,535,509)	(256,160,382)

Net increase in net assets resulting from share transactions	35,748	236,688,470
TOTAL INCREASE	3,188,879	1,236,017,710

Net assets:
Beginning of period	$1,236,017,710	$—
End of period	$1,239,206,589	$1,236,017,710

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)		For the Period April 5, 2022* to August 31, 2022
Per Share Operating Performance:

Net asset value, beginning of period	$34.49		$39.49

Net investment income(a)	0.26		0.21

Net realized and unrealized gain (loss)	0.20		(5.09	)(b)

Total gain (loss) from investment operations	0.46		(4.88)

Distributions to shareholders from net investment income	(0.28)		(0.12)

Distributions to shareholders from net realized gains	(0.09)		—

Total distributions to shareholders	(0.37)		(0.12)

Net asset value, end of period	$34.58		$34.49

Market price, end of period	$34.63		$34.54

Total Return at Net Asset Value(c)	1.39%		(12.36)%

Net assets, end of period (in 000’s)	$1,239,207		$1,236,018

Ratio of total expenses to average net assets	0.11	%(d)	0.11	%(d)

Ratio of net investment income to average net assets	1.56	%(d)	1.47	%(d)

Portfolio turnover rate(e)	5%		25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements

February 28, 2023 (Unaudited)

1. ORGANIZATION

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) is a diversified series of the Goldman Sachs ETF Trust II (the “Trust”) which is an open-end management investment company. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund is listed and traded on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares at its respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation  — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 28, 2023:

MARKETBETA® U.S. 1000 EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,353,786	$—	$—

Europe	5,961,741	—	—

North America	1,226,378,428	—	—

South America	2,005,241	—	—

Securities Lending Reinvestment Vehicle	1,002,540	—	—

Total	$1,236,701,736	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees

For the six months ended February 28, 2023, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee				Effective Net Unitary Management Fee*
Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion
MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.11%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

B.  Other Transactions with Affiliates — For the six months ended February 28, 2023, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Group, Inc. as of and for the six months ended February 28, 2023.

Fund	Beginning value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of February 28, 2023	Shares as of February 28, 2023	Dividend Income
MarketBeta® U.S. 1000 Equity ETF	3,945,799	$44,612	(230,777)	14,610	186,390	3,960,634	11,263	28,375

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

	MarketBeta® U.S. 1000 Equity ETF
	For the Six Months Ended February 28, 2023 (Unaudited)		For the period April 5, 2022* through August 31, 2022

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	550,000	$18,571,257	42,987,538	$492,848,852
Shares Redeemed	(550,000)	(18,535,509)	(7,150,000)	(256,160,382)

NET INCREASE IN SHARES	—	$35,748	35,837,538	$236,688,470

*	Commencement of operations.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2023, were $63,584,333 and $65,323,240, respectively.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2023, were $13,583,246 and $15,365,521, respectively.

7. TAX INFORMATION

As of February 28, 2023, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

MarketBeta® U.S. 1000 Equity ETF
Tax Cost	$466,313,138
Gross unrealized gain	776,314,365
Gross unrealized loss	(5,925,767)
Net unrealized gains (losses)	$770,388,598

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Notes to Financial Statements (continued)

February 28, 2023 (Unaudited)

8. SECURITIES LENDING (continued)

market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amount of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2023, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

The Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended February 28, 2023, are reported under Investment Income on the Statement of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended February 28, 2023:

Fund	Beginning value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2023
MarketBeta® U.S. 1000 Equity ETF	$—	$2,636,428	$(1,633,888)	$1,002,540

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

9. OTHER RISKS (continued)

adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Liquidity Risk Management Program

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk,

including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk;

(2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 2, 2023 GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2022 through

December 31, 2022 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; (4) the impact of local holidays in non-U.S. jurisdictions; and (5) the impact of geopolitical, market and economic developments and events on liquidity and liquidity risk. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your

Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Fund Expenses (Unaudited) — Six Month Period Ended February 28, 2023

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta® U.S. 1000 Equity ETF*
	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023		Expenses Paid for the 6 months ended 2/28/2023*
Actual based on NAV	$1,000.00	$1,013.92		$0.55
Hypothetical 5% return	1,000.00	1,024.25	+	0.55

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund

MarketBeta® U.S. 1000 Equity ETF	0.11%

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until September 30, 2023 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 19-20, 2022 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held four meetings over the course of the year since the Management Agreement was last approved in 2021. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (Unaudited) (continued)

materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees noted that the Fund had launched on April 5, 2022 and did not yet have a meaningful performance history.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser, and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and non-advisory services that were directed to the needs and operations of the Fund as an ETF.

In particular, the Trustees reviewed analyses prepared by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”) regarding the expense ranking of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG for the use of its index.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (Unaudited) (continued)

Economies of Scale

The Trustees noted that the Fund, unlike many other ETFs, has management fee breakpoints. The Trustees considered the breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Management Fee Annual Rate

First $300 million	0.15%

Next $700 million	0.10

Next $4 billion	0.09

Over $5 billion	0.08

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amount of assets in the Fund and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Fund, which had asset levels above the second breakpoint during the year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (e) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing and pricing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels. They considered the competitive nature of the ETF marketplace, noting that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement with respect to the Fund should be approved and continued until September 30, 2023.

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.30 trillion in assets under supervision as of December 31, 2022, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Defensive Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Community Municipal Bond ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Small Cap Equity ETF, Goldman Sachs MarketBeta® U.S. Equity ETF, and Goldman Sachs MarketBeta® U.S. 1000 Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index, the Solactive GBS Emerging Markets Large & Mid Cap Index, Solactive GBS Developed Markets ex North America Small Cap Index, Solactive GBS United States Large & Mid Cap Index, Solactive GBS United States 1000 Index (“Solactive Indexes”) and/ or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham James A. McNamara Lawrence W. Stranghoener	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2023 Goldman Sachs. All rights reserved. 313757-OTU-1778222 MKTBETAUS1000SAR-23

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Linda A. Lang, and Lawrence W. Stranghoener, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	May 3, 2023

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	May 3, 2023